Credit Facilities - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 18, 2015	Oct. 29, 2014	Mar. 28, 2014	Jul. 02, 2012	Aug. 31, 2012	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Line Of Credit Facility [Line Items]
Amortization of deferred financing cost						$ 37,000	$ 37,000	$ 117,000	$ 107,000	$ 251,000	$ 86,000
Proceeds from line of credit									12,000,000	12,800,000	61,199,000
Loss on extinguishment of debt											(1,230,000)
Letter of Credit
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 5,000,000
Line of credit			9,256,000										$ 6,000,000
Credit facility remaining borrowing capacity					$ 4,000,000
Line of credit, value				$ 10,000,000
Line of credit, interest rate				1.00%								0.35%
Line of credit, expiration period				1 year
Stock dividend percentage					0.32%
Line of credit, interest expense										0	80,000
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 55,000,000	$ 100,000,000	72,500,000			74,000,000		$ 74,000,000
Credit facility available to repay outstanding preferred share and previous line of credit			40,000,000							40,000,000
Direct financing costs			$ 1,675,000
Credit facility maturity date			Mar. 28, 2019					Mar. 28, 2019
Line of credit	75,000,000		$ 53,837,000			56,500,000	100,000,000	$ 56,500,000	100,000,000	64,216,000
Unamortized debt discount			1,139,000			730,000		730,000		962,000	$ 956,000
Letters of credit outstanding						3,530,000		3,530,000		4,157,000
Credit facility remaining borrowing capacity						$ 13,927,000		$ 13,927,000		$ 6,602,000
Weighted average interest rate on outstanding borrowing						4.40%		4.40%		4.10%
Capitalized interest expense on property plant and equipment						$ 80,000	$ 1,057,000	$ 80,000	$ 1,057,000
Facility termination date								Nov. 09, 2016
Amortization of deferred financing cost			1,675,000
Proceeds from line of credit			$ 52,698,000
Professional and legal fees										$ 678,000
Loss on extinguishment of debt										1,230,000
Commitment fee	$ 250,000	275,000
Leverage ratio									3.00%
Excess availability of covenants										$ 3,000,000
Revolving Credit Facility | Letter of Credit
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 15,000,000
Revolving Credit Facility | Base Rate [Member]
Line Of Credit Facility [Line Items]
Interest rate	3.00%
Revolving Credit Facility | Base Rate [Member] | Minimum
Line Of Credit Facility [Line Items]
Interest rate										2.50%
Revolving Credit Facility | Base Rate [Member] | Maximum
Line Of Credit Facility [Line Items]
Interest rate										3.00%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Interest rate	4.00%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Line Of Credit Facility [Line Items]
Interest rate										3.50%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Line Of Credit Facility [Line Items]
Interest rate										4.00%